RETIREMENT PLANS	12 Months Ended
Dec. 31, 2014
RETIREMENT PLANS
RETIREMENT PLANS

16. RETIREMENT PLANS

Pension and Postretirement Health Care Benefits Plans

The company has a non-contributory qualified defined benefit pension plan covering the majority of its U.S. employees. The company also has U.S. non-contributory non-qualified defined benefit plans, which provide for benefits to employees in excess of limits permitted under its U.S. pension plans. Certain legacy Champion employees became eligible to participate in the U.S. qualified and non-qualified pension plans on January 1, 2014. The non-qualified plans are not funded and the recorded benefit obligation for the non-qualified plans was $113 million and $96 million at December 31, 2014 and 2013, respectively. The measurement date used for determining the U.S. pension plan assets and obligations is December 31.

Various international subsidiaries have defined benefit pension plans. International plans are funded based on local country requirements. The measurement date used for determining the international pension plan assets and obligations is November 30, the fiscal year-end of the company’s international affiliates.

The company provides postretirement health care benefits to certain U.S. employees. The corresponding plans are contributory based on years of service and choice of coverage (family or single), with retiree contributions adjusted annually. The measurement date used to determine the U.S. postretirement health care plan assets and obligations is December 31. Certain employees outside the U.S. are covered under government-sponsored programs, which are not required to be fully funded. The expense and obligation for providing international postretirement health care benefits are not significant.

The following table sets forth financial information related to the company’s pension and postretirement health care plans:

	U.S.		INTERNATIONAL		U.S. POSTRETIREMENT
	PENSION(a)		PENSION		HEALTH CARE
MILLIONS	2014	2013	2014	2013	2014	2013

Accumulated Benefit Obligation, end of year	$ 2,075.0	$ 1,748.1	$ 1,304.6	$ 1,124.5	$ 240.4	$ 234.1
Projected Benefit Obligation
Projected benefit obligation, beginning of year	1,886.3	2,105.1	1,243.6	1,180.6	234.1	281.5
Service cost	66.4	68.6	32.2	36.0	4.3	5.9
Interest	90.0	84.7	49.8	47.2	10.8	10.8
Participant contributions	—	—	3.6	3.7	10.4	9.6
Medicare subsidies received	—	—	—	—	2.0	0.7
Curtailments and settlements	—	—	(15.9)	(7.3)	—	—
Plan amendments	—	—	0.1	2.2	0.9	—
Actuarial loss (gain)	329.4	(270.5)	248.8	(11.1)	—	(52.2)
Assumed through acquisitions	—	—	(0.2)	8.5	—	—
Benefits paid	(119.4)	(101.6)	(38.1)	(39.2)	(22.1)	(22.2)
Foreign currency translation	—	—	(99.0)	23.0	—	—
Projected benefit obligation, end of year	2,252.7	1,886.3	1,424.9	1,243.6	240.4	234.1
Plan Assets
Fair value of plan assets, beginning of year	1,848.9	1,633.5	787.6	689.3	14.8	15.1
Actual returns on plan assets	136.4	307.3	108.6	64.7	0.9	2.8
Company contributions	5.7	9.7	52.8	52.6	18.2	17.7
Participant contributions	—	—	3.6	3.7	1.5	1.4
Assumed through acquisitions	—	—	—	5.9	—	—
Settlements	—	—	(12.8)	(1.5)	—	—
Benefits paid	(119.4)	(101.6)	(38.1)	(39.2)	(22.1)	(22.2)
Foreign currency translation	—	—	(54.0)	12.1	—	—
Fair value of plan assets, end of year	1,871.6	1,848.9	847.7	787.6	13.3	14.8

Funded Status, end of year	(381.1)	(37.4)	(577.2)	(456.0)	(227.1)	(219.3)

Amounts recognized in Consolidated Balance Sheet:
Other assets	—	58.6	15.9	31.6	—	—
Other current liabilities	(9.6)	(6.8)	(15.7)	(14.6)	(7.0)	(6.0)
Postretirement healthcare and pension benefits	(371.5)	(89.2)	(577.4)	(473.0)	(220.1)	(213.3)
Net liability	(381.1)	(37.4)	(577.2)	(456.0)	(227.1)	(219.3)
Amounts recognized in Accumulated
Other Comprehensive Loss (Income):
Unrecognized net actuarial loss	555.8	258.1	358.0	198.5	(33.6)	(42.3)
Unrecognized net prior service benefits	(40.6)	(47.5)	(2.6)	(3.0)	—	(1.2)
Tax benefit	(201.8)	(85.9)	(93.4)	(56.1)	10.7	14.4
Accumulated other comprehensive loss (income), net of tax	313.4	124.7	262.0	139.4	(22.9)	(29.1)

Change in Accumulated Other Comprehensive Loss (Income):
Amortization of net actuarial loss	(23.7)	(62.3)	(9.1)	(17.7)	8.2	(0.6)
Amortization of prior service costs (benefits)	6.9	6.9	(0.1)	1.4	0.3	0.3
Current period net actuarial loss (gain)	321.4	(447.7)	194.8	(28.7)	0.5	(54.0)
Current period prior service costs (benefits)	—	—	0.1	2.2	0.9	—
Settlement	—	(0.9)	—	—	—	—
Tax expense (benefit)	(115.9)	187.1	(37.3)	11.0	(3.7)	20.1
Foreign currency translation	—	—	(25.8)	4.1	—	—
Other comprehensive loss (income)	188.7	(316.9)	122.6	(27.7)	6.2	(34.2)

(a)	Includes qualified and non-qualified plans

Estimated amounts in accumulated other comprehensive loss expected to be reclassified to net period cost during 2015 are as follows:

	U.S.	INTERNATIONAL	U. S. POSTRETIREMENT
MILLIONS	PENSION (a)	PENSION	HEALTH CARE

Net actuarial loss (gain)	$48.5	$16.9	$(6.2)
Net prior service costs (benefits)	(6.9)	(0.1)	(0.1)
Total	$41.6	$16.8	$(6.3)

(a)	Includes qualified and non-qualified plans

The aggregate projected benefit obligation, accumulated benefit obligation and fair value of pension plan assets for plans with accumulated benefit obligations in excess of plan assets were as follows:

DECEMBER 31 (MILLIONS)	2014	2013

Aggregate projected benefit obligation	$3,272.1	$869.2
Accumulated benefit obligation	3,011.9	794.9
Fair value of plan assets	2,315.7	309.9

These plans include the U.S. non-qualified pension plans which are not funded as well as the U.S. qualified pension plan. These plans also include various international pension plans which are funded consistent with local practices and requirements.

Net Periodic Benefit Costs

Pension and postretirement health care benefits expense for the company’s operations are as follows:

	U.S.			INTERNATIONAL			U.S. POSTRETIREMENT
	PENSION(a)			PENSION			HEALTH CARE

MILLIONS	2014	2013	2012	2014	2013	2012	2014	2013	2012
Service cost — employee benefits earned during the year	$66.4	$68.6	$50.5	$32.2	$36.0	$29.6	$4.3	$5.9	$5.1
Interest cost on benefit obligation	90.0	84.7	89.3	49.8	47.2	48.3	10.8	10.8	12.9
Expected return on plan assets	(128.4)	(130.1)	(127.1)	(54.6)	(46.9)	(42.3)	(1.0)	(1.1)	(1.2)
Recognition of net actuarial loss	23.7	62.3	45.1	7.0	11.3	3.9	(8.2)	0.6	0.4
Amortization of prior service cost (benefit)	(6.9)	(6.9)	(4.2)	0.4	(0.3)	0.2	(0.3)	(0.3)	0.1
Settlements/Curtailments	––	0.9	2.4	(1.3)	(0.3)	1.6	—	—	—
Total expense	$44.8	$79.5	$56.0	$33.5	$47.0	$41.3	$5.6	$15.9	$17.3

(a)	Includes qualified and non-qualified plans

Plan Assumptions	U.S.			INTERNATIONAL			U.S. POSTRETIREMENT
	PENSION(a)			PENSION			HEALTH CARE

PERCENT	2014	2013	2012	2014	2013	2012	2014	2013	2012
Weighted-average actuarial assumptions used to determine benefit obligations as of year end:
Discount rate	4.14%	4.92%	4.14%	3.02%	4.09%	4.04%	4.08%	4.77%	3.95%
Projected salary increase	4.32	4.32	4.32	2.66	2.73	2.74
Weighted-average actuarial assumptions used to determine net cost:
Discount rate	4.92	4.14	4.85	4.45	4.34	5.17	4.77	3.95	4.80
Expected return on plan assets	7.75	8.25	8.25	6.90	6.79	6.87	7.75	8.25	8.25
Projected salary increase	4.32	4.32	4.08	3.58	3.70	3.59

(a)	Includes qualified and non-qualified plans

The discount rate assumptions for the U.S. plans are developed using a bond yield curve constructed from a population of high-quality, non-callable, corporate bond issues with maturities ranging from six months to thirty years. A discount rate is estimated for the U.S. plans and is based on the durations of the underlying plans.

The expected long-term rate of return used for the U.S. plans is based on the pension plan’s asset mix. The company considers expected long-term real returns on asset categories, expectations for inflation, and estimates of the impact of active management of the assets in coming to the final rate to use. The company also considers actual historical returns.

The expected long-term rate of return used for the company’s international plans is determined in each local jurisdiction and is based on the assets held in that jurisdiction, the expected rate of returns for the type of assets held and any guaranteed rate of return provided by the investment. The other assumptions used to measure the international pension obligations, including discount rate, vary by country based on specific local requirements and information. As previously noted, the measurement date for these plans is November 30.

For postretirement benefit measurement purposes as of December 31, 2014, the annual rates of increase in the per capita cost of covered health care were assumed to be 7.5%. The rates are assumed to decrease each year until they reach 5% in 2023 and remain at those levels thereafter. Health care costs for certain employees which are eligible for subsidy by the company are limited by a cap on the subsidy.

Assumed health care cost trend rates have an effect on the amounts reported for the company’s U.S. postretirement health care benefits plan. A one-percentage point change in the assumed health care cost trend rates would have the following effects:

	1-PERCENTAGE POINT
MILLIONS	INCREASE	DECREASE

Effect on total of service and interest cost components	$(0.1)	$0.1

Effect on postretirement benefit obligation	1.0	(1.5)

Plan Asset Management

The company’s U.S. investment strategy and policies are designed to maximize the possibility of having sufficient funds to meet the long-term liabilities of the pension fund, while achieving a balance between the goals of asset growth of the plan and keeping risk at a reasonable level. Current income is not a key goal of the policy. The asset allocation position reflects the ability and willingness to accept relatively more short-term variability in the performance of the pension plan portfolio in exchange for the expectation of better long-term returns, lower pension costs and better funded status in the long run.

The pension fund is diversified across a number of asset classes and securities. Selected individual portfolios within the asset classes may be undiversified while maintaining the diversified nature of total plan assets. The company has no significant concentration of risk in its U.S. plan assets.

Assets of funded retirement plans outside the U.S. are managed in each local jurisdiction and asset allocation strategy is set in accordance with local rules, regulations and practice. Therefore, no overall target asset allocation is presented. Although non-U.S. equity securities are all considered international for the company, some equity securities are considered domestic for the local plan. The funds are invested in a variety of equities, bonds and real estate investments and, in some cases, the assets are managed by insurance companies which may offer a guaranteed rate of return. The company has no significant concentration of risk in its international plan assets.

The discussion that follows references the fair value measurements in terms of levels 1, 2 and 3. See Note 7 for definitions of these levels. Plan assets by level are as follows:

Level 1 - Cash, and certain equity securities and fixed income: Valued at the quoted market prices of shares held by the plans at year-end in the active market on which the individual securities are traded.

Level 2 - Real estate, insurance contracts, and certain equity securities and fixed income: Valued based on inputs other than quoted prices that are observable for the securities.

Level 3 - Hedge funds and private equity: Valued based on the net asset values of the underlying partnerships. The net asset values of the partnerships are based on the fair values of the underlying investments of the partnerships. Quoted market prices are used to value the underlying investments of the partnerships, where available.

U.S. Assets

The allocation and fair value of the company’s U.S. plan assets for its defined benefit pension and postretirement health care benefit plans are as follows:

	TARGET
ASSET	ASSET
CATEGORY	ALLOCATION		PERCENTAGE
	PERCENTAGE		OF PLAN ASSETS
DECEMBER 31 (%)	2014	2013	2014	2013

Equity securities:
Large cap equity	34%	34%	37%	37%
Small cap equity	9	9	9	11
International equity	13	13	13	14
Fixed income:
Core fixed income	18	18	18	17
High-yield bonds	5	5	5	5
Emerging markets	2	2	2	2
Other:
Real estate	4	4	4	3
Hedge funds	9	9	8	8
Private equity	6	6	4	3
Total	100%	100%	100%	100%

	FAIR VALUE AS OF
MILLIONS	DECEMBER 31, 2014
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Cash	$7.4			$7.4
Equity securities:
Large cap equity	693.5			693.5
Small cap equity	174.9			174.9
International equity	246.2			246.2
Fixed income:
Core fixed income	344.7			344.7
High-yield bonds	90.5			90.5
Emerging markets	29.4			29.4
Other:
Real estate		$72.6		72.6
Hedge funds			$152.0	152.0
Private equity			73.4	73.4
Other		0.3		0.3
Total	$1,586.6	$72.9	$225.4	$1,884.9

	FAIR VALUE AS OF
MILLIONS	DECEMBER 31, 2013
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Cash	$3.1			$3.1
Equity securities:
Large cap equity	695.2			695.2
Small cap equity	196.9			196.9
International equity	258.5			258.5
Fixed income:
Core fixed income	323.2			323.2
High-yield bonds	88.4			88.4
Emerging markets	29.8			29.8
Other:
Real estate		$64.7		64.7
Hedge funds			$148.5	148.5
Private equity			54.9	54.9
Other		0.5		0.5
Total	$1,595.1	$65.2	$203.4	$1,863.7

For those assets that are valued using significant unobservable inputs (level 3), the following is a rollforward of the significant activity for the year:

	HEDGE	PRIVATE
MILLIONS	FUNDS	EQUITY

Balance at December 31, 2012	$134.6	$48.2

Unrealized gains	13.9	6.2

Realized gains	—	3.6

Purchases, sales and settlements, net	—	(3.1)

Transfers in and/or out	—	—

Balance at December 31, 2013	$148.5	$54.9

Unrealized gains	3.5	2.5

Realized gains	—	10.0

Purchases, sales and settlements, net	—	6.0

Transfers in and/or out	—	—

Balance at December 31, 2014	$152.0	$73.4

The company is responsible for the valuation process and seeks to obtain quoted market prices for all investments. When quoted market prices are not available, a number of methodologies are used to establish fair value estimates, including discounted cash flow models, prices from recently executed transactions of similar securities or broker/dealer quotes using market observable information to the extent possible. The company reviews the values generated by those models for reasonableness and, in some cases, further analyzes and researches values generated to ensure their accuracy, which includes reviewing other publicly available information.

International Assets

The allocation of plan assets and fair value of the company’s international plan assets for its defined benefit pension plans are as follows:

ASSET	PERCENTAGE
CATEGORY	OF PLAN ASSETS

	2014	2013

DECEMBER 31 (%)

Cash	1%	1%

Equity securities:

International equity	43	43

Fixed income:

Corporate bonds	22	21

Government bonds	19	18

Total fixed income	41	39

Other:

Insurance contracts	13	15

Real estate	2	2

Total	100%	100%

	FAIR VALUE AS OF
MILLIONS	DECEMBER 31, 2014

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Cash	$7.2			$7.2
Equity securities:
International equity		$363.5		363.5
Fixed income:
Corporate bonds	5.1	184.2		189.3
Government bonds	7.7	156.7		164.4
Other:
Insurance contracts		109.8		109.8
Real estate		12.7		12.7
Other	0.5	0.3		0.8

Total	$20.5	$827.2		$847.7

	FAIR VALUE AS OF
MILLIONS	DECEMBER 31, 2013
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Cash	$3.6			$3.6
Equity securities:
International equity		$342.5		342.5
Fixed income:
Corporate bonds	5.5	162.1		167.6
Government bonds	8.7	134.6		143.3
Other:
Insurance contracts		116.2		116.2
Real estate		11.4		11.4
Other	2.6	0.4		3.0

Total	$20.4	$767.2		$787.6

Multiemployer Plan

The company has historically contributed to a multiemployer defined benefit pension plan (“MEPP”) under the terms of a collective-bargaining agreement that covers certain union-represented former employees. The company contributed $0.2 million and $0.5 million during 2013 and 2012, respectively to its MEPP. No contributions were made during 2014.

During the fourth quarter of 2012, the company determined that a withdrawal from the MEPP was probable and based on the underfunded status of the MEPP recorded an estimated withdrawal liability of $4.7 million. During 2013, the company withdrew from the MEPP and as of December 31, 2014, the present value of the company’s withdrawal liability to the MEPP was $4.5 million.

The risks of participating in a MEPP are different from single-employer pension plans such that assets contributed to the MEPP by one employer may be used to provide benefits to employees of other participating employers. Additionally, if a participating employer stops contributing to the MEPP, the unfunded obligations of the plan may be borne by the remaining participating employers. Participation in the MEPP is not considered significant to the company.

Cash Flows

As of year-end 2014, the company’s estimate of benefits expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter for the company’s pension and postretirement health care benefit plans are as follows:

		MEDICARE SUBSIDY

MILLIONS	ALL PLANS	RECEIPTS
2015	$159	$1
2016	170	–
2017	177	–
2018	185	–
2019	203	–
2020-2024	1,176	–

Depending on plan funding levels, the U.S. defined benefit qualified pension plan provides certain terminating participants with an option to receive their pension benefits in the form of lump sum payments.

The company is currently in compliance with all funding requirements of its U.S. pension and postretirement health care plans.

No voluntary contributions were made to the merged U.S. pension plan during 2014 and 2013. Based on plan asset values as of December 31, 2011, the company was required to make contributions of $38 million to its Nalco U.S. pension plan during 2012. During 2012, a total of $180 million was funded to the Nalco U.S. pension plan.

The company seeks to maintain an asset balance that meets the long-term funding requirements identified by the projections of the pension plan’s actuaries while simultaneously satisfying the fiduciary responsibilities prescribed in ERISA. The company also takes into consideration the tax deductibility of contributions to the benefit plans.

The company is not aware of any expected refunds of plan assets within the next twelve months from any of its existing U.S. or international pension or postretirement benefit plans.

Savings Plan, ESOP and Profit Sharing

The company provides a 401(k) savings plan for the majority of its U.S. employees.

On January 1, 2013, a new plan benefiting active employees accruing final average pay or legacy cash balance pension benefits under the Ecolab Pension Plan was spun off from the Ecolab Savings Plan and ESOP (the “Ecolab Plan”) and into the Ecolab Savings Plan and ESOP for Traditional Benefit Employees (the “New Plan”). Under the New Plan, 401(k) contributions of up to 3% of eligible compensation are matched 100% by the company and 401(k) contributions over 3% and up to 5% of eligible compensation are matched 50% by the company.

All other active legacy Ecolab U.S. employees remain in the Ecolab Plan and beginning January 1, 2013, received a 100% match on 401(k) contributions of up to 4% of eligible compensation and a 50% match on 401(k) contributions of over 4% and up to 8% of eligible compensation.

On August 2, 2013, the legacy Nalco Company Profit Sharing and Savings Plan (the “Nalco Plan”) merged into and became part of the Ecolab Plan and eligible legacy Nalco employees began receiving matching contributions as discussed above. Prior to the merger of the plans, beginning January 1, 2013, eligible legacy Nalco employees received a 100% match on 401(k) contributions of up to 4% of eligible compensation and a 50% match on 401(k) contributions of over 4% and up to 8% of eligible compensation. Prior to January 1, 2013, the Nalco Plan provided for matching contributions of up to 4% of eligible compensation for employees who elected to contribute to 401(k) accounts and annual profit sharing contributions based on the company’s financial performance. Profit sharing contributions were no longer made for plan years after December 31, 2012.

On December 31, 2013, the legacy Champion Permian Mud Service, Inc. 401(k) Savings Plan (the “Permian Plan”) merged into and became part of the Ecolab Plan and eligible legacy Champion employees began receiving matching contributions as discussed above. Prior to January 1, 2014, the Champion Plan provided a discretionary matching contribution of 100% on 401(k) contributions of up to 3% of eligible compensation and 50% on 401(k) contributions of over 3% and up to 6% of eligible compensation.

The company’s matching contributions are 100% vested immediately. The company’s matching contribution expense was $67 million in 2014. The company’s matching contribution expense for legacy Ecolab and legacy Nalco employees was $54 million and $43 million in 2013 and 2012, respectively. The company’s profit sharing expense for legacy Nalco employees was $13 million in 2012. Ecolab’s matching contribution to the Permian Plan during 2013, from the close of the Champion acquisition in April 2013 to December 2013, was $5 million.